UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 SEPTEMBER 2006

Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ValueAct Capital Management, L.P.
           -----------------------------------------------------
           435 Pacific Avenue, Fourth Floor
           -----------------------------------------------------
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       George F. Hamel, Jr.
Title:      Managing Member
Phone:      415-362-3700

Signature, Place, and Date of Signing:

/s/ George F. Hamel, Jr.   San Francisco, CA     November 14, 2006
------------------         -----------------     ----------------
[Signature]                  [City, State]            [Date]

Report Type:
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                             ---------------
Form 13F Information Table Entry Total:       28
                                             ---------------
Form 13F Information Table Value Total:       $3,747,548
                                              --------------
                                              (thousands)

List of Other Included Managers:

NONE

VA Partners, LLC


                                      FORM 13F INFORMATION TABLE                                                Voting Authority
                                                                                                             ----------------------
                                                        Value      Shares/     Sh/  Put/   Invstmt  Other
Name of Issuer              Title of Class   CUSIP    (x$1000)     Prn Amt     Prn  Call   Dscretn  Managers    Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ACXIOM CORP                      COM       005125109   254,623   10,325,355    SH           Sole             10,325,355
-----------------------------------------------------------------------------------------------------------------------------------
ADESA INC                        COM       00686U104    85,026    3,679,200    SH           Sole              3,679,200
-----------------------------------------------------------------------------------------------------------------------------------
ANNALY MORTGAGE MANAGEMENT INC   COM       035710409     7,657      582,700    SH           Sole                582,700
-----------------------------------------------------------------------------------------------------------------------------------
AVAYA INC                        COM       053499109   356,454   31,158,600    SH           Sole             31,158,600
-----------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP          COM       148867104   199,268    7,246,100    SH           Sole              7,246,100
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW-CL A       COM       366651107   362,911   20,631,646    SH           Sole             20,631,646
-----------------------------------------------------------------------------------------------------------------------------------
GEVITY HR INC                    COM       374393106    74,930    3,289,284    SH           Sole              3,289,284
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO            COM       410768105   185,146   10,161,700    SH           Sole             10,161,700
-----------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE DATA CORP            COM       45840J107     5,985      300,000    SH           Sole                300,000
-----------------------------------------------------------------------------------------------------------------------------------
MDS INC                          COM       55269P302   284,022   16,580,400    SH           Sole             16,580,400
-----------------------------------------------------------------------------------------------------------------------------------
MSC SOFTWARE CORP                COM       553531104    52,861    3,432,526    SH           Sole              3,432,526
-----------------------------------------------------------------------------------------------------------------------------------
PER-SE TECHNOLOGIES INC          COM       713569309   137,354    6,021,644    SH           Sole              6,021,644
-----------------------------------------------------------------------------------------------------------------------------------
PRA INTL                         COM       69353C101    68,953    2,583,484    SH           Sole              2,583,484
-----------------------------------------------------------------------------------------------------------------------------------
REGIS CORPORATION                COM       758932107    30,473      850,000    SH           Sole                850,000
-----------------------------------------------------------------------------------------------------------------------------------
REUTERS GROUP PLC ORD 25P        COM         0236913   433,546   53,293,000    SH           Sole             53,293,000
-----------------------------------------------------------------------------------------------------------------------------------
REYNOLDS & REYNOLDS CO CL A      COM       761695105   313,828    7,943,000    SH           Sole              7,943,000
-----------------------------------------------------------------------------------------------------------------------------------
SABRE GROUP HOLDINGS INC-CL A    COM       785905100    16,373      700,000    SH           Sole                700,000
-----------------------------------------------------------------------------------------------------------------------------------
SEITEL INC NEW                   COM       816074405   187,909   51,201,346    SH           Sole             51,201,346
-----------------------------------------------------------------------------------------------------------------------------------
SEITEL INC NEW                   WTS       816074405    44,361   15,037,568    SH           Sole             15,037,568
-----------------------------------------------------------------------------------------------------------------------------------
SIRVA INC                        COM       82967Y104    18,971    7,131,900    SH           Sole              7,131,900
-----------------------------------------------------------------------------------------------------------------------------------
SNAP ON TOOLS CORP               COM       833034101   164,398    3,690,200    SH           Sole              3,690,200
-----------------------------------------------------------------------------------------------------------------------------------
SOLEXA INC                       COM       83420X105    18,573    2,105,770    SH           Sole              2,105,770
-----------------------------------------------------------------------------------------------------------------------------------
SOLEXA INC                       WTS       83420X105     3,688    1,018,270    SH           Sole              1,018,270
-----------------------------------------------------------------------------------------------------------------------------------
TRIZETTO GROUP INC               COM       896882107    44,930    2,967,613    SH           Sole              2,967,613
-----------------------------------------------------------------------------------------------------------------------------------
USI HLDGS                        COM       90333H101    72,538    5,353,375    SH           Sole              5,353,375
-----------------------------------------------------------------------------------------------------------------------------------
VALEANT PHARMACEUTICALS INTL     COM       91911X104   233,902   11,825,200    SH           Sole             11,825,200
-----------------------------------------------------------------------------------------------------------------------------------
WARNER CHILCOTT LIMITED          COM       G9435N108    31,488    2,367,500    SH           Sole              2,367,500
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SCOTSMAN INTL INC       COM       96950G102    57,380    2,686,319    SH           Sole              2,686,319
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